CEREDEX LARGE-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Shares	Value

COMMON STOCKS—97.0%
Communication Services—7.4%
Interpublic Group of Cos., Inc. (The)	901,336	$19,433
Omnicom Group, Inc.	161,528	12,647
Verizon Communications, Inc.	623,738	37,649
Walt Disney Co. (The)	182,176	23,741

		93,470

Consumer Discretionary—5.1%
Best Buy Co., Inc.	281,570	19,426
Honda Motor Co. Ltd. Sponsored ADR(1)	720,979	18,803
Lennar Corp. Class A	466,176	26,036

		64,265

Consumer Staples—1.0%
Kellogg Co.	203,466	13,093

Energy—8.0%
BP plc Sponsored ADR	982,741	37,334
Chevron Corp.	321,855	38,172
Marathon Petroleum Corp.	405,807	24,653

		100,159

Financials—14.3%
American International Group, Inc.	227,998	12,700
Bank of America Corp.	1,690,209	49,303
JPMorgan Chase & Co.	490,242	57,697
Progressive Corp. (The)	584,674	45,166
Wells Fargo & Co.	283,844	14,317

		179,183

Health Care—15.0%
Abbott Laboratories	458,624	38,373
Cigna Corp.	248,580	37,732
Humana, Inc.	200,920	51,369

	Shares	Value

Health Care—continued
Zimmer Biomet Holdings, Inc.	438,726	$60,224

		187,698

Industrials—23.1%
Boeing Co. (The)	127,445	48,489
CSX Corp.	788,442	54,615
Emerson Electric Co.	734,484	49,108
Honeywell International, Inc.	284,858	48,198
L3Harris Technologies, Inc.	61,505	12,832
Parker-Hannifin Corp.	264,613	47,792
Rockwell Automation, Inc.	172,208	28,380

		289,414

Information Technology—15.6%
Fidelity National Information Services, Inc.	414,047	54,969
Microsoft Corp.	272,479	37,883
Motorola Solutions, Inc.	264,351	45,048
QUALCOMM, Inc.	343,962	26,237
Xilinx, Inc.	334,250	32,055

		196,192

Materials—1.6%
Nucor Corp.	384,136	19,556

Real Estate—2.9%
Crown Castle International Corp.	266,103	36,991

Utilities—3.0%
NextEra Energy, Inc.	162,643	37,894
TOTAL COMMON STOCKS (Identified Cost $ 1,001,699)		1,217,915
TOTAL LONG-TERM INVESTMENTS—97.0% (Identified Cost $1,001,699)		1,217,915

	Shares	Value
SHORT-TERM INVESTMENT—0.6%

Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(2)	7,903,261	$7,903
TOTAL SHORT-TERM INVESTMENT (Identified Cost $7,903)		7,903
SECURITIES LENDING COLLATERAL—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(2)(3)	3,240,000	3,240
TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $3,240)		3,240

TOTAL INVESTMENTS—97.9% (Identified Cost $1,012,842)		$1,229,058
Other assets and liabilities, net—2.1%		26,442

NET ASSETS—100.0%		$1,255,500

Abbreviation:

ADR American Depositary Receipt

Footnote Legend:

(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,217,915	$1,217,915
Securities Lending Collateral	3,240	3,240
Money Market Mutual Fund	7,903	7,903

Total Investments	$1,229,058	$1,229,058

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2019.

There were no transfers into or out of Level 3 related to securities held at September 30, 2019.

See Notes to Schedule of Investments.

CEREDEX LARGE-CAP VALUE EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

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